UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2016

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited)

Shares		Value*
COMMON STOCK—73.2%
	Aerospace & Defense—1.2%
125,000	Northrop Grumman Corp. (a)	$19,255,000

	Automobiles—3.2%
2,944,548	Ford Motor Co. (a)	46,523,858
144,179	General Motors Co.	5,054,916
		51,578,774
	Banks—7.0%
455,200	Citigroup, Inc. (a)	24,271,264
1,300,000	Fifth Third Bancorp (a)	26,000,000
225,000	PNC Financial Services Group, Inc. (a)	20,639,250
767,000	Wells Fargo & Co. (a)	42,261,700
		113,172,214

	Capital Markets—1.2%
150,000	Ameriprise Financial, Inc. (a)	18,792,000

	Chemicals—1.5%
495,600	Dow Chemical Co. (a)	25,275,600

	Communications Equipment—1.5%
830,900	Cisco Systems, Inc. (a)	23,954,847

	Consumer Finance—1.3%
1,100,000	Navient Corp. (a)	21,494,000

	Diversified Financial Services—2.6%
659,100	JPMorgan Chase & Co. (a)	41,694,666

	Diversified Telecommunication Services—4.4%
1,392,500	AT&T, Inc. (a)	48,236,200
467,400	Verizon Communications, Inc.	23,575,656
		71,811,856
	Electric Utilities—0.9%
250,000	American Electric Power Co., Inc.	14,217,500

	Electrical Equipment—1.4%
336,300	Eaton Corp. PLC	23,113,899

	Energy Equipment & Services—0.1%
17,126	Baker Hughes, Inc.	1,172,446

	Food & Staples Retailing—1.0%
200,000	Wal-Mart Stores, Inc.	15,610,000

	Food Products—0.2%
39,038	Bunge Ltd.	3,371,712

	Health Care Equipment & Supplies—2.7%
651,700	Baxter International, Inc. (a)	44,797,858

	Health Care Providers & Services—1.2%
130,000	Anthem, Inc. (a)	19,620,900

	Industrial Conglomerates—1.9%
1,138,217	General Electric Co. (a)	30,822,916

	Insurance—6.6%
57,396	American International Group, Inc.	3,230,821
546,700	Hartford Financial Services Group, Inc.	22,288,959
800,000	MetLife, Inc. (a)	41,032,000
300,000	The Allstate Corp. (a)	20,898,000
200,000	The Travelers Cos, Inc. (a)	20,222,000
		107,671,780

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

Shares		Value*
	IT Services—2.7%
148,240	International Business Machines Corp.	$25,392,029
83,784	Unisys Corp. (b)	1,823,978
1,450,000	Xerox Corp. (a)	16,675,000
		43,891,007

	Leisure Products—1.7%
978,700	Mattel, Inc.	27,560,192

	Metals & Mining—2.0%
1,295,800	Freeport-McMoRan Copper & Gold, Inc. (a)	30,153,266
1,753,740	Thompson Creek Metals Co., Inc. (b)	2,209,712
		32,362,978
	Multiline Retail—1.3%
324,300	Macy’s, Inc. (a)	20,959,509

	Multi-Utilities—1.3%
500	Ameren Corp.	20,470
530,000	Public Service Enterprise Group, Inc.	22,016,200
		22,036,670
	Oil, Gas & Consumable Fuels—11.9%
79,781	Apache Corp.	5,457,021
200,000	Chevron Corp. (a)	22,212,000
351,900	ConocoPhillips (a)	23,901,048
760,100	Royal Dutch Shell PLC, Class A, ADR (a)	48,213,143
573,400	Sasol Ltd., ADR (a)	23,079,350
920,200	Total SA, ADR (a)	49,782,820
360,000	Valero Energy Corp.	20,484,000
		193,129,382
	Paper & Forest Products—1.4%
425,000	International Paper Co. (a)	22,831,000

	Pharmaceuticals—5.6%
253,700	AbbVie, Inc.	16,404,242
161,300	GlaxoSmithKline PLC, ADR	7,443,995
200,000	Johnson & Johnson (a)	19,840,000
650,000	Pfizer, Inc. (a)	22,054,500
416,542	Teva Pharmaceutical Industries Ltd., ADR (a)	25,167,468
		90,910,205
	Road & Rail—1.1%
184,100	Norfolk Southern Corp. (a)	18,566,485

	Semiconductors & Semiconductor Equipment—1.4%
700,000	Intel Corp. (a)	22,785,000

	Software—2.9%
750,000	CA, Inc. (a)	23,827,500
950,400	Symantec Corp. (a)	23,688,720
		47,516,220

	Total Common Stock (cost-$1,070,805,200)	1,189,976,616

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—17.3%
	Automobiles—0.4%
$7,500	Tesla Motors, Inc., 0.25%, 3/1/19	$7,092,188

	Biotechnology—0.6%
2,265	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	3,105,881
3,500	Cepheid, 1.25%, 2/1/21	3,876,250
1,585	Incyte Corp., 0.375%, 11/15/18	3,047,163
		10,029,294
	Capital Markets—0.8%
7,580	Ares Capital Corp., 5.75%, 2/1/16	7,783,712
6,615	Walter Investment Management Corp., 4.50%, 11/1/19	5,225,850
		13,009,562
	Commercial Services—0.1%
1,640	Cenveo Corp., 7.00%, 5/15/17	1,498,550

	Communications Equipment—1.2%
	Ciena Corp.,
1,000	0.875%, 6/15/17	1,000,000
4,000	3.75%, 10/15/18 (c)(d)	5,245,000
3,000	Finisar Corp., 0.50%, 12/15/33	3,028,125
10,250	Ixia, 3.00%, 12/15/15	10,301,250
		19,574,375
	Consumer Finance—0.6%
1,000	Encore Capital Group, Inc., 3.00%, 7/1/20	1,065,000
4,000	Ezcorp, Inc., 2.125%, 6/15/19 (c)(d)	3,447,500
5,505	PRA Group, Inc., 3.00%, 8/1/20	5,976,366
		10,488,866
	Electric Utilities—0.2%
2,500	NRG Yield, Inc., 3.50%, 2/1/19 (c)(d)	2,876,562

	Electrical Equipment—0.1%
1,575	SolarCity Corp., 1.625%, 11/1/19 (c)(d)	1,549,406

	Electronic Equipment, Instruments & Components—0.2%
3,600	InvenSense, Inc., 1.75%, 11/1/18	3,487,500

	Energy Equipment & Services—0.5%
2,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	2,035,000
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	1,686,250
4,400	SEACOR Holdings, Inc., 3.00%, 11/15/28	4,020,500
		7,741,750
	Health Care Equipment & Supplies—0.2%
1,975	Hologic, Inc., zero coupon, 12/15/43 (e)	2,323,094
1,000	NuVasive, Inc., 2.75%, 7/1/17	1,236,875
		3,559,969

	Health Care Providers & Services—0.6%
5,000	Anthem, Inc., 2.75%, 10/15/42	10,109,375

	Health Care Technology—0.3%
4,000	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20	4,130,000

	Household Durables—1.1%
2,510	Jarden Corp., 1.125%, 3/15/34	2,914,737
2,000	KB Home, 1.375%, 2/1/19	1,917,500
3,400	Lennar Corp., 3.25%, 11/15/21 (c)(d)	6,723,500
6,500	The Ryland Group, Inc., 0.25%, 6/1/19	6,158,750
		17,714,487

	Insurance—0.2%
4,000	HCI Group, Inc., 3.875%, 3/15/19	3,897,500

	Internet & Catalog Retail—0.5%
3,000	Ctrip.com International Ltd., 1.25%, 10/15/18	3,320,625
5,000	Priceline Group, Inc., 0.90%, 9/15/21 (c)(d)	4,968,750
		8,289,375

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet Software & Services—2.6%
$5,000	Akamai Technologies, Inc., zero coupon, 2/15/19	$5,462,525
4,500	Blucora, Inc., 4.25%, 4/1/19	4,244,062
3,000	Dealertrack Technologies, Inc., 1.50%, 3/15/17	3,639,375
1,500	Envestnet, Inc., 1.75%, 12/15/19	1,625,625
5,000	Gogo, Inc., 3.75%, 3/1/20 (c)(d)	5,293,775
2,335	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18	2,279,544
1,000	SINA Corp., 1.00%, 12/1/18	940,000
12,530	Twitter, Inc., 0.25%, 9/15/19 (c)(d)	11,511,938
5,000	Web.com Group, Inc., 1.00%, 8/15/18	4,609,375
2,000	WebMD Health Corp., 1.50%, 12/1/20	2,182,500
		41,788,719
	IT Services—0.0%
500	Cardtronics, Inc., 1.00%, 12/1/20	501,250

	Leisure Products—0.1%
1,975	JAKKS Pacific, Inc., 4.875%, 6/1/20 (c)(d)	1,779,969

	Life Science Tools & Services—0.4%
	Illumina, Inc. (c)(d),
3,000	zero coupon, 6/15/19	3,352,500
2,500	0.50%, 6/15/21	2,893,750
		6,246,250
	Machinery—1.0%
5,020	Meritor, Inc., 7.875%, 3/1/26	7,705,700
4,500	Navistar International Corp., 4.75%, 4/15/19	4,207,500
2,810	Wabash National Corp., 3.375%, 5/1/18	3,804,037
		15,717,237
	Media—0.2%
1,500	Liberty Media Corp., 1.375%, 10/15/23	1,509,375
1,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (c)(d)	1,038,125
		2,547,500
	Oil, Gas & Consumable Fuels—0.9%
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	1,936,250
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	4,228,125
8,565	Goodrich Petroleum Corp., 5.00%, 10/1/32	5,096,175
9,975	Peabody Energy Corp., 4.75%, 12/15/41	3,086,016
750	Stone Energy Corp., 1.75%, 3/1/17	705,000
		15,051,566
	Personal Products—0.2%
3,950	Herbalife Ltd., 2.00%, 8/15/19 (c)	3,214,332

	Pharmaceuticals—0.2%
3,800	IGI Laboratories, Inc., 3.75%, 12/15/19 (c)(d)	3,199,125

	Real Estate Investment Trust—0.4%
6,000	Redwood Trust, Inc., 4.625%, 4/15/18	5,966,250

	Semiconductors & Semiconductor Equipment—1.7%
5,000	JinkoSolar Holding Co. Ltd., 4.00%, 2/1/19 (c)(d)	4,834,375
2,860	Microchip Technology, Inc., 1.625%, 2/15/25 (c)(d)	2,938,650
4,500	NVIDIA Corp., 1.00%, 12/1/18	5,523,750
5,000	NXP Semiconductors NV, 1.00%, 12/1/19 (c)(d)	5,875,000
2,000	ON Semiconductor Corp., 2.625%, 12/15/26	2,493,750
4,000	SunEdison, Inc., 0.25%, 1/15/20 (c)(d)	4,515,000
2,000	SunPower Corp., 0.875%, 6/1/21 (c)(d)	2,038,750
		28,219,275

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—1.4%
$3,015	Bottomline Technologies de, Inc., 1.50%, 12/1/17	$3,310,847
1,500	Citrix Systems, Inc., 0.50%, 4/15/19 (c)(d)	1,595,625
1,000	NetSuite, Inc., 0.25%, 6/1/18	1,071,875
535	Synchronoss Technologies, Inc., 0.75%, 8/15/19	619,931
2,000	Take-Two Interactive Software, Inc., 1.00%, 7/1/18	2,512,500
3,230	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,181,550
7,500	Verint Systems, Inc., 1.50%, 6/1/21	8,779,688
1,500	Workday, Inc., 0.75%, 7/15/18	1,890,000
		22,962,016
	Technology Hardware, Storage & Peripherals—0.4%
5,660	SanDisk Corp., 0.50%, 10/15/20	5,851,025

	Thrifts & Mortgage Finance—0.2%
1,795	Radian Group, Inc., 2.25%, 3/1/19	3,053,744

	Total Convertible Bonds & Notes (cost-$296,206,209)	281,147,017

Shares
CONVERTIBLE PREFERRED STOCK—7.8%
	Banks—0.5%
3,525	Huntington Bancshares, Inc., 8.50% (f)	4,794,881
2,790	Wells Fargo & Co., 7.50%, Ser. L (f)	3,400,313
		8,195,194
	Diversified Financial Services—0.5%
7,665	Bank of America Corp., 7.25%, Ser. L (f)	8,883,735

	Diversified Telecommunication Services—0.1%
50,000	Intelsat SA, 5.75%, 5/1/16	1,778,125

	Food Products—1.2%
78,830	Bunge Ltd., 4.875% (f)	8,501,027
15,500	Post Holdings, Inc., 2.50% (c)(d)(f)	1,452,157
183,185	Tyson Foods, Inc., 4.75%, 7/15/17	9,010,870
		18,964,054
	Health Care Providers & Services—0.2%
30,000	Amsurg Corp., 5.25%, 7/1/17	3,781,875

	Independent Power & Renewable Electricity Producers—0.4%
57,635	Dynegy, Inc., 5.375%, 11/1/17	6,413,911

	Insurance—0.1%
25,000	Maiden Holdings Ltd., 7.25%, 9/15/16	1,296,250

	Machinery—0.8%
90,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	12,450,600

	Metals & Mining—0.6%
470,810	ArcelorMittal, 6.00%, 1/15/16	8,092,047
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	1,296,350
		9,388,397
	Multi-Utilities—1.0%
204,100	AES Trust III, 6.75%, 10/15/29	10,390,731
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,050,700
		16,441,431
	Oil, Gas & Consumable Fuels—1.2%
45,100	ATP Oil & Gas Corp., 8.00% (b)(c)(d)(f)(g)	23
99,950	Chesapeake Energy Corp., 5.00% (f)	8,920,537
16,265	Energy XXI Bermuda Ltd., 5.625% (f)	696,345
119,200	Sanchez Energy Corp., 6.50% (f)	5,162,552
70,000	Southwestern Energy Co., 6.25%, 1/15/18	4,152,400
		18,931,857

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

Shares		Value*
	Pharmaceuticals—0.2%
3,000	Actavis PLC, 5.50%, 3/1/18	$3,001,980

	Real Estate Investment Trust—0.6%
176,800	Alexandria Real Estate Equities, Inc., 7.00% (f)	5,152,058
27,000	American Tower Corp., 5.25%, 5/15/17	2,799,360
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	2,270,167
		10,221,585
	Specialty Retail—0.4%
5,500	Barnes & Noble, Inc., 7.75%, 8/18/21 (c)(d)	7,423,625

	Total Convertible Preferred Stock (cost-$142,549,258)	127,172,619

Principal Amount (000s)
SHORT-TERM INVESTMENTS—3.2%
	Time Deposits—3.2%
$18,155	Citibank-Nassau, 0.03%, 5/1/15	18,154,972
34,239	Wells Fargo-Grand Cayman, 0.03%, 5/1/15	34,239,138
	Total Short Term Investments (cost-$52,394,110)	52,394,110

	Total Investments, before call options written (cost-$1,561,954,777)(h)—101.5%	1,650,690,362

Contracts
CALL OPTIONS WRITTEN (b)—(1.5)%
	Consumer Discretionary Select Sector SPDR Index, (ASE),
6,000	strike price $77, expires 5/8/15	(96,000)
6,000	strike price $78, expires 5/1/15	(48,000)
	KBW Bank Index, (PHL),
5,500	strike price $75, expires 5/15/15	(192,500)
	NASDAQ 100 Index, (CBOE),
110	strike price $4425, expires 5/15/15	(543,400)
80	strike price $4525, expires 5/1/15	(32,400)
100	strike price $4525, expires 6/19/15	(454,500)
	Philadelphia Oil Services Sector Index, (PHL),
1,200	strike price $200, expires 5/15/15	(2,664,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
6,000	strike price $74.50, expires 5/22/15	(778,469)
5,000	strike price $74.50, expires 6/5/15	(878,957)
5,500	strike price $74.50, expires 6/12/15	(1,089,816)
6,500	strike price $75, expires 5/1/15	(23,053)
6,500	strike price $75.50, expires 5/8/15	(245,865)
5,000	strike price $75.50, expires 6/5/15	(697,491)
2,600	strike price $197, expires 5/8/15	(6,660,327)
2,500	strike price $199, expires 5/22/15	(5,985,502)
2,400	strike price $213, expires 6/5/15	(3,009,227)
	Standard & Poor’s 500 Index, (CBOE),
200	strike price $2105, expires 5/15/15	(238,000)
200	strike price $2105, expires 5/22/15	(288,000)
80	strike price $2110, expires 5/8/15	(42,400)
200	strike price $2110, expires 5/15/15	(194,000)
200	strike price $2125, expires 5/1/15	(24,000)
200	strike price $2125, expires 5/8/15	(43,000)
200	strike price $2125, expires 5/22/15	(140,000)
200	strike price $2125, expires 6/5/15	(244,000)
200	strike price $2130, expires 5/1/15	(13,500)
	Total Call Options Written (premiums received-$11,855,138)	(24,626,407)

	Total Investments, net of call options written (cost-$1,550,099,639)—100.0%	1,626,063,955
	Other assets less other liabilities—0.0%	493,598
	Net Assets—100.0%	$1,626,557,553

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.

Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Advisers”), affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Advisers monitor the continued appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $87,767,437, representing 5.4% of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           Perpetual maturity. The date shown, if any, is the next call date.

(g)          In default.

(h)         At April 30, 2015, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,571,561,561. Gross unrealized appreciation was $177,346,130, gross unrealized depreciation was $98,217,329 and net unrealized appreciation was $79,128,801. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

(i)     Transactions in call options written for the three months ended April 30, 2015:

	Contracts	Premiums
Options outstanding, January 31, 2015	62,655	$11,609,448
Options written	106,555	20,987,647
Options terminated in closing transactions	(46,055)	(6,984,541)
Options expired	(60,485)	(13,757,416)
Options outstanding, April 30, 2015	62,670	$11,855,138

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

A summary of the inputs used at April 30, 2015 in valuing  the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/15
Investments in Securities - Assets
Common Stock	$1,189,976,616	$—	$—	$1,189,976,616
Convertible Bonds & Notes	—	281,147,017	—	281,147,017
Convertible Preferred Stock:
Banks	3,400,313	4,794,881	—	8,195,194
Diversified Telecommunication Services	—	1,778,125	—	1,778,125
Food Products	17,511,897	1,452,157	—	18,964,054
Health Care Providers & Services	—	3,781,875	—	3,781,875
Machinery	—	12,450,600	—	12,450,600
Metals & Mining	—	9,388,397	—	9,388,397
Multi-Utilities	10,390,731	6,050,700	—	16,441,431
Oil, Gas & Consumable Fuels	4,152,400	14,779,457	—	18,931,857
Real Estate Investment Trust	2,799,360	7,422,225	—	10,221,585
Specialty Retail	—	7,423,625	—	7,423,625
All Other	19,595,876	—	—	19,595,876
Short-Term Investments	—	52,394,110	—	52,394,110
	1,247,827,193	402,863,169	—	1,650,690,362
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(5,257,700)	$(19,368,707)	$—	$(24,626,407)
Totals	$1,242,569,493	$383,494,462	$—	$1,626,063,955

At April 30, 2015, securities valued at $28,998,000 were transferred from Level 1 to Level 2. This transfer was the result of securities with exchange-traded closing prices at January 31, 2015, which were not available at April 30, 2015.

At April 30, 2015, a security valued at $2,799,360 was transferred from Level 2 to Level 1. This transfer was the result of a security with an exchange-traded closing price at April 30, 2015, which was not available at January 31, 2015.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2015, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/15	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	4/30/15
Investments in Securities - Assets
Convertible Preferred Stock:
Energy Equipment & Services	$981,550	$—	$(1,159,844)†	$—	$—	$178,294	$—	$—	$—
Oil, Gas & Consumable Fuels	2,809,762	—	(2,777,024)	—	(679,775)	647,037	—	—	—
Totals	$3,791,312	$—	$(3,936,868)	$—	$(679,775)	$825,331	$—	$—	$—

† Conversion

Glossary :

ADR    —    American Depositary Receipt

ASE     —   American Stock Exchange

CBOE   —   Chicago Board Options Exchange

PHL      —   Philadelphia Stock Exchange

REIT     —   Real Estate Investment Trust

SPDR   —   Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: June 17, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: June 17, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 17, 2015